JANUARY 8, 1998  PROSPECTUS


J.P MORGAN U.S. EQUITY FUNDS


DISCIPLINED EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
TAX AWARE U.S. EQUITY FUND


                                                  ------------------------------
                                                  Seeking to outperform U.S.
                                                  stock markets over the long
                                                  term through a disciplined
                                                  management approach


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

 2
----
Principles and techniques common to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH

U.S. equity investment process . . . . . . . . . . . . . . . . . . . . . . .  2
The spectrum of U.S. equity funds. . . . . . . . . . . . . . . . . . . . . .  3
Tax aware investing at J.P. Morgan . . . . . . . . . . . . . . . . . . . . .  3

 4
----
Each fund's goal, investment approach, risks, expenses, performance, and financial highlights

J.P. MORGAN U.S. EQUITY FUNDS

J.P. Morgan Disciplined Equity Fund. . . . . . . . . . . . . . . . . . . . .  4
J.P. Morgan U.S. Equity Fund . . . . . . . . . . . . . . . . . . . . . . . .  6
J.P. Morgan U.S. Small Company Fund. . . . . . . . . . . . . . . . . . . . .  8
J.P. Morgan U.S. Small Company Opportunities Fund. . . . . . . . . . . . . . 10
J.P. Morgan Tax Aware U.S. Equity Fund . . . . . . . . . . . . . . . . . . . 14

 16
----
Investing in the J.P. Morgan U.S. Equity Funds


YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . . . 16
Investing through an employer-sponsored retirement plan. . . . . . . . . . . 16
Investing through an IRA or rollover IRA . . . . . . . . . . . . . . . . . . 16
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
Account and transaction policies . . . . . . . . . . . . . . . . . . . . . . 17
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . . . 18
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

 19
----
More about risk and the funds' business operations

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
Management and administration. . . . . . . . . . . . . . . . . . . . . . . . 19
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . . . 20

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN U.S. EQUITY FUNDS

These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

- are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want funds that seek to outperform the markets in which they each invest over the long term

- with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are NOT designed for investors who:

- want funds that pursue market trends or focus only on particular industries or sectors

- require regular income or stability of principal

- are pursuing a short-term goal or investing emergency reserves

- with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $240 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

BEFORE YOU INVEST

Investors considering these funds should understand that:

- The value of each fund's shares will fluctuate over time. You could lose money if you sell when your fund's share price is lower than when you invested.

- There is no assurance that these funds will meet their investment goals.

- Future returns will not necessarily resemble past performance.

- These funds (except for the Tax Aware Fund) invest in another fund with an identical goal -- the master portfolio. The Tax Aware Fund invests directly in individual securities.

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks. The
Tax Aware Fund does so while seeking to enhance the after-tax returns of its shareholders.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each fund will remain fully invested.

U.S. EQUITY INVESTMENT PROCESS

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

[GRAPHIC]
J.P. Morgan analysts develop proprietary fundamental research

RESEARCH J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC]
Stocks in each industry are ranked with the help of models

VALUATION The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC]
Using research and valuations, each fund's management team chooses stocks for its fund

STOCK SELECTION Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions


2  U.S. EQUITY MANAGEMENT APPROACH

THE SPECTRUM OF U.S. EQUITY FUNDS
--------------------------------------------------------------------------------

The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

- how much emphasis they give to the most undervalued stocks

- how closely they follow the industry weightings of their benchmarks

- how many securities they typically maintain in their portfolios

- the size or market capitalization of the companies in which they invest

- whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.

POTENTIAL RISK AND RETURN

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

TAX AWARE INVESTING AT J.P. MORGAN

The Tax Aware Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. At the same time, it can give the redeeming shareholder greater flexibility in managing tax consequences of the redemption and is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.



                                              U.S. EQUITY MANAGEMENT APPROACH  3

J.P. MORGAN DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN DISCIPLINED EQUITY FUND)

[GRAPHIC]
GOAL

The fund seeks to provide high total return from a broadly diversified portfolio of equity securities.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund or the Tax Aware U.S. Equity Fund.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 20.

POTENTIAL RISK AND RETURN

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $27 billion using the same strategy as the fund.

The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception. Mr. Wiess has been at J.P. Morgan since 1992, Mr. Devlin since July of 1996. Prior to managing this fund, Mr. Wiess had been managing structured equity portfolios and Mr. Devlin was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                          0.35
Marketing (12b-1) fees                            none
Other expenses(2)
(after reimbursement)                             0.40
------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                             0.75
------------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                    1 yr.          3 yrs.         5 yrs.         10 yrs.
YOUR COST($)          8              24             42             93
--------------------------------------------------------------------------------


4  J.P. MORGAN DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURN (%) Shows performance over time, for periods ended September 30, 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     1 yr.          5 yrs.    Since 10/31/89(3)
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND(4) (after expenses)                N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT COMPOSITE (after expense)(5)                                         41.29          21.15          17.55
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(6) (no expenses)                                                       40.45          20.77          17.05
--------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURNS (%) Shows changes in returns for periods ended September 30, 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    3 mos.    Since inception(7)
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND(4)                                                7.66           22.83
--------------------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT COMPOSITE(5)                                                                        7.54           22.52
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(6)                                                                                    7.49           22.02
--------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)   Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------------
                                                            1990      1991      1992      1993      1994      1995      1996
PRIVATE ACCOUNT COMPOSITE(5)                                (3.24)    30.01     11.42     9.87      1.90      37.47     22.90
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(6)                                            (3.11)    30.47     7.62      10.08     1.32      37.58     22.96
--------------------------------------------------------------------------------------------------------------------------------



(1) The fund has a master/feeder structure as described on page 19. This table shows expenses and its share of master portfolio expenses, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.75%.
(2)  There is no guarantee that reimbursement will continue beyond 9/30/99.
(3)  The inception date of the Private Account Composite is 10/31/89.
(4) As of the date of this prospectus, the fund has not commenced operations so performance reflects the performance of J.P. Morgan Institutional Disciplined Equity Fund (a separate feeder fund investing in the same master portfolio) from 1/31/97 through 9/30/97. Historical performance information reflects operating expenses which are 0.30% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time periods.
(5) THE PERFORMANCE OF THE PRIVATE ACCOUNT COMPOSITE DOES NOT REPRESENT THE FUND'S PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE. The Composite reflects the historical performance of discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 0.75%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. AIMR performance requirements went into effect 1/1/93 and prior to that date the Composite may not have included all discretionary accounts.
(6) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.
(7) J.P. Morgan Institutional Disciplined Equity Fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.


                                          J.P. MORGAN DISCIPLINED EQUITY FUND  5

J.P. MORGAN U.S. EQUITY FUND                 TICKER SYMBOL: PPEQX
--------------------------------------------------------------------------------
                                             REGISTRANT: J.P. MORGAN FUNDS
                                             (J.P. MORGAN U.S. EQUITY FUND)

[GRAPHIC]
GOAL

The fund seeks to provide high total return from a portfolio of selected stocks.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.


By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 20.


POTENTIAL RISK AND RETURN

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by William B. Petersen and William M. Riegel, Jr. Both are managing directors at J.P. Morgan and both have been on the team since 1993. Mr. Petersen has been at J.P. Morgan since 1972, Mr. Riegel since 1979. Both served as managers of U.S. equity portfolios prior to managing this fund.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page

ANNUAL FUND OPERATING EXPENSES (%)
Management fees (actual)                          0.40
Marketing (12b-1) fees                            none
Other expenses                                    0.40
------------------------------------------------------
TOTAL OPERATING EXPENSES                          0.80
------------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

---------------------------------------------------------
                    1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)          8        26        44         99
---------------------------------------------------------

6  J.P. MORGAN U.S. EQUITY FUND

PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN (%) Shows performance over time, for periods ended December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                1 yr.          3 yrs.         5 yrs.       10 yrs.
J.P. MORGAN U.S. EQUITY FUND(2) (after expenses)                                21.06          16.82          13.99          14.75
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(3) (no expenses)                                                  22.96          19.67          15.22          15.29
------------------------------------------------------------------------------------------------------------------------------------

[GRAPH]

YEAR-BY-YEAR TOTAL RETURN (%) Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------
                                    1987     1988       1989      1990     1991      1992      1993      1994        1995     1996
J.P. MORGAN U.S. EQUITY FUND(2)     0.85     14.12     31.43      1.38    34.12       8.73     11.02     (0.61)      32.48   21.06
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)                    5.22     16.61     31.69     (3.11)   30.47       7.62     10.08      1.32       37.58   22.96
------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA     For fiscal years ended May 31
------------------------------------------------------------------------------------------------------------------------------------

                                   1988      1989      1990      1991     1992       1993      1994      1995       1996     1997
NET ASSET VALUE, BEGINNING
 OF YEAR ($)                      14.23      12.04     14.54     16.51    18.21      19.02     19.30     19.38     19.42     22.15
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
   Net investment income ($)       0.42       0.46      0.44      0.44     0.37       0.38      0.27      0.32      0.38      0.25
   Net realized and
    unrealized gain (loss)
    on investments ($)            (1.53)      2.49      2.20      1.90     2.13       1.35      1.32      2.17      4.23      4.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS ($)                   (1.11)      2.95      2.64      2.34     2.50       1.73      1.59      2.49      4.61      4.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to
 shareholders from:
   Net investment income ($)       0.41)     (0.45)    (0.44)    (0.45)   (0.40)     (0.36)    (0.29)    (0.28)    (0.29)    (0.36)
   Net realized gains ($)         (0.67)        --     (0.23)    (0.19)   (1.29)     (1.09)    (1.22)    (2.17)    (1.59)    (2.13)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)           (1.08)     (0.45)    (0.67)    (0.64)   (1.69)     (1.45)    (1.51)    (2.45)    (1.88)    (2.49)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR ($)                      12.04      14.54     16.51     18.21    19.02      19.30     19.38     19.42     22.15     24.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                  (8.08)     25.12     18.75     14.81    14.60      10.02      8.54     15.11     25.18     25.00
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 ($ thousands)                   24,970     27,677    40,032    55,144  109,246    202,474   231,306   259,338   330,014   362,603
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                       1.00       1.00      0.93      0.91     0.90       0.90      0.90      0.90      0.81      0.80
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)          3.26       3.52      2.97      2.81     2.16       2.20      1.43      1.74      1.87      1.13
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE
 RATIO DUE TO EXPENSE
 REIMBURSEMENT (%)                 0.34       0.45      0.41      0.38     0.19       0.08      0.03      0.01        --        --
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)               29         18        23        43       99         60       10(4)      --        --        --
------------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.
(2) The fund commenced operations on 7/18/93. Returns reflect performance of The Pierpont Equity Fund, the fund's predecessor, prior to that date. The Pierpont Equity Fund commenced operations on 6/27/85.
(3) An unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.
(4) Portfolio turnover reflects the period June 1, 1993 to July 18, 1993 and has not been annualized. In July, 1993 the Fund's predecessor contributed all of its investable assets to The U.S. Equity Portfolio.


                                                 J.P. MORGAN U.S. EQUITY FUND  7

J.P. MORGAN U.S. SMALL COMPANY FUND     TICKER SYMBOL: PPCAX
-------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN U.S. SMALL COMPANY FUND)

[GRAPHIC]
GOAL

The fund seeks to provide high total return from a portfolio of small company stocks.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $3 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2500 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 2. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small- and medium-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2500 Index while seeking to limit its volatility relative to this index.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 20.


POTENTIAL RISK AND RETURN

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $4.2 billion using the same strategy as the fund.

The portfolio management team is led by James B. Otness, managing director, and Michael J. Kelly, vice president. Mr. Otness began managing the fund in February of 1993, has managed small-cap U.S. equity portfolios since 1985, and has been at J.P. Morgan since 1970. Mr. Kelly joined the team in May of 1996, has managed other U.S. equity portfolios for J.P. Morgan prior to managing this fund, and has been at J.P. Morgan since 1985.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                     0.60
Marketing (12b-1) fees                       none
Other expenses(2)
(after reimbursement)                        0.41
-------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                        1.01
-------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-------------------------------------------------------------------
                              1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                   10        32         56        124
-------------------------------------------------------------------


8  J.P. MORGAN U.S. SMALL COMPANY FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for periods ended December 31, 1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                 1 yr.          3 yrs.         5 yrs.         10 yrs.

J.P. MORGAN U.S. SMALL COMPANY FUND(3) (after expenses)          20.75          14.43          14.12          12.72
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2500 INDEX(4) (no expenses)                              19.03          15.76          16.00          13.87
-------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)      Shows changes in returns by calendar year
-------------------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                              1987    1988     1989    1990     1991    1992     1993    1994     1995    1996
-------------------------------------------------------------------------------------------------------------------------------
-  J.P. MORGAN U.S. SMALL COMPANY FUND(3)    (3.38)  13.67    29.01  (24.34)   59.59   18.98     8.58   (5.89)   31.86   20.75
-------------------------------------------------------------------------------------------------------------------------------
-  RUSSELL 2500 INDEX(4)                     (4.68)  22.73    19.43  (14.88)   46.70   16.19    16.54   (1.06)   31.70   19.03
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

PER-SHARE DATA       For fiscal years ended May 31
-------------------------------------------------------------------------------------------------------------------------------
                                              1988    1989     1990    1991     1992    1993     1994    1995     1996    1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)     15.71   12.91    16.83   18.68    17.98   20.03    25.12   21.40    22.02   26.20
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)(5) ($)       (0.02)  (0.03)   (0.03)  (0.02)   (0.04)  (0.01)    0.20    0.22     0.26    0.18
   Net realized and unrealized gain
   on investment ($)                         (2.13)   3.95     1.88   (0.33)    2.09    5.10     0.19    2.13     6.96    2.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)         (2.15)   3.92     1.85   (0.35)    2.05    5.09     0.39    2.35     7.22    2.18
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                    --      --       --      --       --      --    (0.09)  (0.21)   (0.26)  (0.21)
   Net realized gain ($)                     (0.65)     --       --   (0.35)      --      --    (4.02)  (1.52)   (2.78)  (2.13)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                      (0.65)     --       --   (0.35)      --      --    (4.11)  (1.73)   (3.04)  (2.34)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)           12.91   16.83    18.68   17.98    20.03   25.12    21.40   22.02    26.20   26.04
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                            (14.25)  30.36    10.99   (1.90)   11.40   25.41     1.14   12.28    35.48    9.49
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)     30,866  42,403   47,921  58,859   97,548 186,887  204,445 179,130  220,917 237,985
-------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES (%)                                  1.00    1.00     0.93    0.91     0.90    0.90     0.90    0.90     0.90    0.90
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) (%)             (0.15)  (0.23)   (0.18)  (0.15)   (0.25)  (0.06)    0.75    1.02     1.10    0.71
-------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                     0.31    0.36     0.32    0.31     0.13    0.05     0.20    0.22     0.13    0.13
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                         .78     .38      .66     .56      .58     .50     .146      --       --      --
-------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


1 The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses, expressed as a percentage of the fund's average net assets for the past fiscal year and reflecting current reimbursement arrangements for ordinary expenses over 1.01%. This limit does not cover extraordinary expenses and upon notice to shareholders may be revoked at any time.

2 Without reimbursement, other expenses and total operating expenses would have been 0.43% and 1.03%, respectively.

3 The fund commenced operations on 7/19/93. Returns reflect performance of The Capital Appreciation Fund, the fund's predecessor, prior to that date. The Capital Appreciation Fund commenced operations on 6/27/85.

4    The Russell 2500 Index is an unmanaged index of medium and small U.S.
     stocks.

5 Based on shares outstanding at the beginning and end of each fiscal period except for the fiscal year ended May 31, 1991, where average shares outstanding were used.

6 Portfolio turnover reflects the period June 1, 1993 to July 18, 1993 and has not been annualized. In July, 1993 the Fund's predecessor contributed all of its investable assets to The U.S. Small Company Portfolio.

                                          J.P. MORGAN U.S. SMALL COMPANY FUND  9

J.P. MORGAN U.S. SMALL COMPANY
OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[GRAPHIC]
GOAL

The fund seeks to provide long-term growth from a portfolio of small company growth stocks.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $150 million and less than $1.25 billion when purchased. While the fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

In searching for companies, the fund combines the approach described on page 2 with a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The fund seeks to buy stocks when they are undervalued or fairly valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company, but the fund may also continue to hold them if it believes further substantial growth is possible.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the fund seeks to outperform the Russell 2000 Growth Index while not tracking its industry weightings, investors should expect higher volatility compared to this index, to more conservatively managed small-cap funds, and to the U.S. Small Company Fund.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 20.


REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND)

POTENTIAL RISK AND RETURN

[GRAPH]
 - U.S. Small Company Opportunities Fund

 - U.S. Small Company Fund

 - Tax Aware U.S. Equity Fund
   U.S. Equity Fund

 - Disciplined Equity Fund

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $4.2 billion using the same strategy as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, who has been on the team since the fund's inception in June of 1997 and has been at J.P. Morgan since 1968. Prior to managing this fund, she managed equity and convertible funds, large cap equity portfolios, as well as several institutional portfolios.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                                                   0.60

Marketing (12b-1) fees                                                     none

Other expenses(2)
(after reimbursement)                                                      0.60
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                                      1.20
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
--------------------------------------------------------------------------------
                         1 yr.          3 yrs.         5 yrs.         10 yrs.
YOUR COST($)              12              38             66             145
--------------------------------------------------------------------------------


10  J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN   Shows performance over time, for periods ended September 30, 1997
---------------------------------------------------------------------------------------------------------------------------
                                                                           1 yr.          3 yrs.         Since 8/31/94(3)
J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND (after expenses)          N/A            N/A                 N/A
---------------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT COMPOSITE(4) (after expenses)                              32.55          31.85               30.24
---------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(5) (no expenses)                                 23.26          21.17               20.71
---------------------------------------------------------------------------------------------------------------------------


TOTAL RETURNS (%)   Shows changes in returns for period ended September 30, 1997
---------------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                                         Since inception(6)
-  J.P. MORGAN U.S. SMALLCOMPANY OPPORTUNITIES FUND                                                           18.97
-  PRIVATE ACCOUNT COMPOSITE(4)                                                                               17.10
-  RUSSELL 2000 GROWTH INDEX(5)                                                                               16.92


YEAR-BY-YEAR TOTAL RETURN (%) Shows changes in returns by calendar year
---------------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                                         1995      1996
-  PRIVATE ACCOUNT COMPOSITE(4)                                                                          41.61     23.90
-  RUSSELL 2000 GROWTH INDEX(5)                                                                          31.04     11.26
---------------------------------------------------------------------------------------------------------------------------


1 The fund has a master/feeder structure as described on page 19. This table shows expenses and its share of master portfolio expenses for the fiscal period ended 10/31/97, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 1.20%.

2 Without reimbursement, other expenses and total operating expenses would have been 0.78% and 1.38% respectively. There is no guarantee that reimbursement will continue beyond 9/30/98.

3    The inception date of the Private Account Composite is 8/31/94.

4 THE PERFORMANCE OF THE PRIVATE ACCOUNT COMPOSITE DOES NOT REPRESENT THE FUND'S PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE. The Composite reflects the historical performance of all discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 1.20%.The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds.

5 The Russell 2000 Growth Index is an unmanaged index of small, growth-oriented U.S. stocks.

6 The fund commenced operations on 6/16/97 and performance is calculated as of 6/30/97.


                           J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND  11

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)


PER-SHARE DATA For period ended October 31
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1997(1)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                           10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss) ($)                                                                              (0.01)
     Net realized and unrealized gain
     on investment ($)                                                                                              1.53
---------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                                1.52
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                                                 11.52
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                                                   15.20(2)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                                            90,93(9)
---------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
EXPENSES (%)                                                                                                        1.19(3)
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) (%)                                                                                   (0.34)(3)
---------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                                                           0.18(3)
---------------------------------------------------------------------------------------------------------------------------

1    The fund commenced operations on 6/16/97.
2    Not annualized.
3    Annualized.


12  J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

--------------------------------------------------------------------------------




                       (THIS PAGE IS INTENTIONALLY LEFT BLANK)

J.P. MORGAN TAX AWARE
U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                           REGISTRANT: J.P. MORGAN SERIES TRUST
                                           (J.P. MORGAN TAX AWARE U.S. EQUITY
                                           FUND: SELECT SHARES)

[GRAPHIC]
GOAL

The fund seeks to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries by when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 3.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

The fund's securities and their main risks, as well as fund strategies, are described in more detail on page 20.


POTENTIAL RISK AND RETURN
[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $240 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Terry E. Banet, vice president, and Gordon B. Fowler, managing director, who have been on the team since the fund's inception in December of 1996. Ms. Banet has been at J.P. Morgan since 1985, Mr. Fowler since 1981. Prior to managing this fund, Ms. Banet managed tax aware accounts and helped develop Morgan's tax aware equity process while Mr. Fowler was responsible for structured equity products for both the institutional and the private client markets.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
REDEMPTION FEES (% OF YOUR CASH PROCEEDS)
--------------------------------------------------------------------------------
Shares held for less than five years              1.00
Shares held five years or longer                  None
ANNUAL EXPENSES(1) (% OF FUND ASSETS)
--------------------------------------------------------------------------------
Management fees (actual)                          0.45
Marketing (12b-1) fees                            none
Other expenses(2) (after reimbursement)           0.40
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                             0.85
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
               1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)   9/19      27/37     47/47     105/105
--------------------------------------------------------------------------------


14   J.P. MORGAN TAX AWARE U.S. EQUITY FUND

--------------------------------------------------------------------------------

PERFORMANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for the period ended September 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                                  Since inception(3)

J.P. MORGAN TAX AWARE U.S. EQUITY FUND (after expenses)                                                       29.70
-------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(4) (no expenses)                                                                                29.64
-------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)      Shows changes in returns for the period ended September 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                                             1997(3)

40%
---

20%
---

0%
---

[GRAPH]

J.P. Morgan Tax Aware U.S. Equity Fund                                                                        29.70
S&P 500 Index(4)                                                                                              29.64
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
PER-SHARE DATA                     For fiscal period ended October 31
-------------------------------------------------------------------------------------------------------------------
                                                                                                             1997(3)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                      10.00
Income from investment operations:
   Net investment income ($)                                                                                   0.06
   Net realized and unrealized gain
   on investments ($)                                                                                          2.52
-------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                           2.58
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME ($)                                                                                     (0.01)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                                            12.57
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                                             25.835
-------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ THOUSANDS)`                                                                     25,649
-------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
EXPENSES (%)                                                                                                  0.856
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                                     0.706
-------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                                                     1.316
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                                                                                     255
-------------------------------------------------------------------------------------------------------------------
AVERAGE BROKER COMMISSIONS PER SHARE ($)                                                                     0.0321
-------------------------------------------------------------------------------------------------------------------


The financial highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) This table shows expenses for the fiscal period ended 10/31/97, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.85%.

(2) Without reimbursement, other expenses and total operating expenses would have been 1.71% and 2.16%, respectively, on an annualized basis. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 12/18/96 and performance is calculated as of 12/31/96.

(4) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Not annualized.

(6)  Annualized.


                                     J.P. MORGAN TAX AWARE U.S. EQUITY FUND   15

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and maintain fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call
     1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

- Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company
     ROUTING NUMBER: 011-000-028
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 9904-226-9
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

-    Mail the check with your completed application to the Transfer Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange.

     ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange.


16   YOUR INVESTMENT

SELLING SHARES

     BY WIRE

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     BY PHONE

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent for an exchange, if available.


ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES With the exception of the Tax Aware Fund, you may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS HOURS AND NAV CALCULATIONS The funds' regular business days and hours are the same as those of the New York Stock Exchange. Each fund calculates its net asset value per share (NAV) every business day at 4:15 p.m. eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until 4:00 p.m. eastern time every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
TRANSFER AGENT                                    SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY               J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                     522 Fifth Avenue
Boston, MA 02266-8411                             New York, NY 10036
Attention: J.P. Morgan Funds Services             1-800-521-5411

                                                  Representatives are available
                                                  8:00 a.m. to 5:00 p.m. eastern
                                                  time on fund business days.


                                                            YOUR INVESTMENT   17

--------------------------------------------------------------------------------

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 3) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report, containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), a fund may request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, a fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity and Tax Aware funds; and twice a year for the U.S. Small Company and U.S. Small Company Opportunities funds. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan fund.

TAX CONSIDERATIONS

In  general,   selling  shares for  cash,   exchanging  shares,  and  receiving
distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

--------------------------------------------------------------------------------
     TRANSACTION                        TAX STATUS
--------------------------------------------------------------------------------
     Income dividends                   Ordinary income
--------------------------------------------------------------------------------
     Short-term capital gains           Ordinary income
     distributions
--------------------------------------------------------------------------------
     Long-term capital gains            Capital gains
     distributions
--------------------------------------------------------------------------------
     Sales or exchanges of shares       Capital gains or losses
     owned for more than one year
--------------------------------------------------------------------------------
     Sales or exchanges of shares       Gains are treated as ordinary income;
     owned for one year or less         losses are subject to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


18   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the Tax Aware Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders (except Tax Aware Fund shareholders) are entitled to one vote per fund share. Tax Aware Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The Tax Aware Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Tax Aware Fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust, are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                  Percentage of the master
                                   portfolio's average net assets
--------------------------------------------------------------------------------
Disciplined Equity                 0.35%
--------------------------------------------------------------------------------
U.S. Equity                        0.40%
--------------------------------------------------------------------------------
U.S. Small Company                 0.60%
--------------------------------------------------------------------------------
U.S. Small Company                 0.60%
Opportunities
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES            Master portfolio's and fund's pro-
(fee shared with Funds             rata portions of 0.09% of the
Distributor, Inc.)                 first $7 billion in J.P. Morgan-
                                   advised portfolios, plus 0.04% of
                                   average net assets over
                                   $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES               0.25% of the fund's average
                                   net assets
--------------------------------------------------------------------------------

The Tax Aware Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                  0.45% of the fund's average
                                   net assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES            Fund's pro-rata portion of 0.09%
(fee shared with Funds             of the first $7 billion in
Distributor, Inc.)                 J.P. Morgan-advised portfolios,
                                   plus 0.04% of average
                                   net assets over $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES               0.25% of the fund's average
                                   net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                               FUND DETAILS   19

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-15). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.


------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                    POTENTIAL REWARDS                  POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- Each fund's share price and      - Stocks have generally outper-    - Under normal circumstances the funds plan to remain fully
  performance will fluctuate         formed more stable invest-         invested, with at least 65% in stocks; stock investments may
  in response to stock market        ments (such as bonds and           include U.S. and foreign common stocks, convertible
  movements                          cash equivalents) over the         securities, preferred stocks, trust or partnership
                                     long term                          interests, warrants, rights, and investment company
                                                                        securities

                                                                      - The funds seek to limit risk through diversification

                                                                      - During severe market downturns, the funds have the option of investing up to 100% of assets in investment-grade
                                                                        short-term securities
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- A fund could underperform        - A fund could outperform          - J.P. Morgan focuses its active management on securities
  its benchmark due to its           its benchmark due to these         selection, the area where it believes its commitment to
  securities and asset alloc-        same choices                       research can most enhance returns
  ation choices
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
- Currency exchange rate move-     - Favorable exchange rate move-    - The Disciplined Equity
  ments could reduce gains or        ments could generate gains or      Fund anticipates that its total foreign investments
  create losses                      reduce losses                      will be similar to the weightings of foreign securities in the S&P 500 Index; the U.S. Equity, U.S. Small Company and
- A fund could lose money          - Foreign investments, which         Tax Aware funds anticipate that their total foreign
  because of foreign govern-         represent a major portion of       invesments will not exceed 5% of assets; the U.S. Small
  ment actions, political            the world's securities, offer      Company Opportunities Fund is permitted to enter into
  instability, or lack of            attractive potential               foreign investments, however, it has no current intention
  adequate and accurate              performance and opportunities      to do so
  information                        for diversification
                                                                      - Each fund actively manages the currency exposure of its
                                                                        foreign  investments relative to its benchmark, and may
                                                                        hedge into the U.S. dollar from time to time (see also
                                                                        "Derivatives")
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
- Derivatives such as futures,     - Hedges that correlate well       - The funds use derivatives for hedging and for risk
  options, and foreign currency      with underlying positions          management  (i.e., to establish or adjust exposure to
  forward contracts that are         can reduce or eliminate            particular securities, markets or currencies); risk
  used for hedging the portfolio     losses at low cost                 management may include management of a fund's exposure
  or specific securities may not                                        relative to its benchmark (risk management techniques that
  fully offset the underlying      - A fund could make money and        involve derivatives are not permitted to be used by the
  positions(1)                       protect against losses if          U.S. Equity and U.S. Small Company funds; foreign
                                     management's analysis proves       currency forward contracts are not permitted to be used
                                     correct                            by the Tax Aware Fund; the U.S. Small Company
                                                                        Opportunities Fund is permitted to use derivatives,
- Derivatives used for risk man-   - Derivatives that involve           however, it has no current intention to do so)
  agement may not have the           leverage could generate
  intended effects and may           substantial gains at low         - The funds only establish hedges that they expect
  result in losses or missed         cost                               will be highly correlated with underlying positions
  opportunities
                                                                      - While the funds may use derivatives that incidentally
- Derivatives that involve lever-                                       involve leverage, they do not use them for the specific
  age could magnify losses                                              purpose of leveraging their portfolios
------------------------------------------------------------------------------------------------------------------------------------


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.



20  FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                    POTENTIAL REWARDS                  POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- A fund could have difficulty     - These holdings may offer more    - No fund may invest more than 15% of net assets in
  valuing these holdings             attractive yields or potential     illiquid holdings
  precisely                          growth than comparable widely
                                     traded securities                - To maintain adequate liquidity to meet redemptions,
- A fund could be unable to                                             each fund may hold investment-grade short-term securities
  sell these holdings at the                                            (including repurchase agreements) and, for temporary or
  time or price it desires                                               extraordinary purposes, may borrow from banks up to 33 1/3%
                                                                        (with respect to the Disciplined Equity, U.S. Small Company
                                                                        Opportunities and Tax Aware funds) or 10% (with respect to the U.S. Equity and U.S. Small Company funds) of the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a fund buys securities      - A fund can take advantage        - Each fund uses segregated accounts to offset
  before issue or for delayed        of attractive transaction          leverage risk
  delivery, it could be exposed      opportunities
  to leverage risk if it does
  not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise    - A fund could realize gains       - Each Fund anticipates a portfolio turnover rate of
  a fund's brokerage and             in a short period of time          approximately 100%
  related costs

-Increased short-term capital      - A fund could protect against     - The funds generally avoid short-term trading, except
 gains distributions would           losses if a stock is               to take advantage of attractive or unexpected opportunities
 raise shareholders' income          overvalued and its value           or to meet demands generated by shareholder activity
 tax liability                       later falls
------------------------------------------------------------------------------------------------------------------------------------



                                                               FUND DETAILS   21

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Disciplined Equity Fund. . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Equity Fund . . . . . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Fund. . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Opportunities Fund. . . . 811-07340 and 033-54632
J.P. Morgan Tax Aware U.S. Equity Fund . . . . . . . . . 811-07795 and 333-11125


J.P. MORGAN FUNDS AND
THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

J.P. MORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                      DISTRIBUTOR
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-521-5411                               1-800-221-7930


                                                                    PROSPDEQ-981